Cash and Bank Balances - Schedule of Functional Currency (Details) - MYR (RM)	Dec. 31, 2024	Dec. 31, 2023
Singapore dollar [Member]
Schedule of Functional Currency [Line Items]
Functional currency		RM 15,101
United States dollar [Member]
Schedule of Functional Currency [Line Items]
Functional currency	RM 28,189,995	RM 1,379,856